REVENUE DISAGGREGATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Co-op promotion incentives	$ 908,000	$ 1,637,000	$ 1,257,000	$ 2,600,000	$ 1,901,000		$ 2,300,000	$ 2,000,000
Estimated reserve co-op promotion incentives			1,833,000			$ 1,277,000
Reserve for sales returns	2,212,000		2,212,000	3,390,000		3,390,000	$ 900,000
Estimated costs of returns	$ 1,081,000		$ 1,081,000	$ 1,919,000		$ 1,919,000